Trade and other receivables - Narrative (Details) $ in Thousands			6 Months Ended
	Jun. 15, 2018 ship	Jun. 14, 2018 USD ($)	Jun. 30, 2018 USD ($) ship	Jun. 30, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of bareboat-in vessels | ship			4
Number of VLCC sold | ship	6
Proceeds from sale of vessel				$ 20,818
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Increase in other receivable from sale of vessel			$ 21,000
Proceeds from sale of vessel		$ 120,000